Financial instruments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Assets before allowances	$ 422,236	$ 488,798
Allowance for doubtful trade receivables	(21,384)	(19,904)
Assets for trade receivables, net	400,852	468,894
Receivables related to credit operations, current [Member]
Financial instruments [Line Items]
Assets before allowances	383,775	445,670
Allowance for doubtful trade receivables	(16,192)	(14,756)
Assets for trade receivables, net	367,583	430,914
Trade receivables, current [Member]
Financial instruments [Line Items]
Assets before allowances	383,775	445,670
Allowance for doubtful trade receivables	(16,192)	(14,756)
Assets for trade receivables, net	367,583	430,914
Prepayments, current [Member]
Financial instruments [Line Items]
Assets before allowances	21,092	16,990
Allowance for doubtful trade receivables	(783)	(843)
Assets for trade receivables, net	20,309	16,147
Other receivables, current [Member]
Financial instruments [Line Items]
Assets before allowances	15,659	23,863
Allowance for doubtful trade receivables	(4,409)	(4,305)
Assets for trade receivables, net	11,250	19,558
Current trade and other receivables [Member]
Financial instruments [Line Items]
Assets before allowances	36,751	40,853
Allowance for doubtful trade receivables	(5,192)	(5,148)
Assets for trade receivables, net	31,559	35,705
Other receivables, non-current [Member]
Financial instruments [Line Items]
Assets before allowances	1,710	2,275
Allowance for doubtful trade receivables	0	0
Assets for trade receivables, net	1,710	2,275
Non-current receivables [Member]
Financial instruments [Line Items]
Assets before allowances	1,710	2,275
Allowance for doubtful trade receivables	0	0
Assets for trade receivables, net	$ 1,710	$ 2,275